Condensed Statement of Operations - Pathfinder - Interim - USD ($)	4 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Operating expenses:
General and administrative	$ 1,115,340		$ 1,447,627
Total operating expenses	234,765,982		265,593,724
Loss from operations	(234,765,982)		(265,593,724)
Other (income) expense
Interest expense, related party	5,463		18,009
Total other (income) expense	(82,048,580)		(77,458,991)
Net income (loss)	$ (152,717,402)		(188,134,733)
Pathfinder
Operating expenses:
General and administrative		$ 906,739	2,149,210
Total operating expenses		906,739	2,149,210
Loss from operations		(906,739)	(2,149,210)
Other (income) expense
Interest expense, related party		6,032	86,997
Interest income, related party		(5,463)	(18,009)
Total other (income) expense		(569)	(68,988)
Net income (loss)		$ (907,308)	$ (2,218,198)